Business combination - Summary of net cash outflows due to business combination (Details) - Associates Shinhan EZ General Insurance, Ltd. [Member] ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Net cash outflows due to business combination [Line Items]
Consideration transferred in cash	₩ 41,000
Cash and cash equivalents	13,869
Net cash outflows	₩ 27,131